Document and Entity Information	Jul. 27, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001957845
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	KKR Private Equity Conglomerate LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56540
Entity Tax Identification Number	88-4368033
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false